Form N-1A Supplement	Oct. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
J.P. Morgan Exchange-Traded Funds
JPMorgan BetaBuilders Emerging Markets Equity ETF
(the “Fund”)
(a series of J.P. Morgan Exchange-Traded Fund Trust)
Supplement dated June 9, 2026
to the current Summary Prospectus, Prospectus and
Statement of Additional Information, as supplemented
The Fund is currently classified as a “diversified” fund, but effective with the rebalance of the Fund’s index on June 19, 2026 (the “Effective Date”), the Fund is amending its main investment strategy to allow the Fund to invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would to the extent necessary to approximate the composition of the Fund’s underlying index, the Morningstar Emerging Markets Target Market Exposure Index (the “Underlying Index”). As a result, the Fund can operate as a “non‑diversified” fund solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index and expects to do so as of the Effective Date. In addition, in order to be able to make the changes with respect to when the Fund can operate as a “non‑diversified” fund, the Fund will also modify its investment strategy from a representative sampling strategy to a replication strategy whereby the Fund will invest substantially invest in all of the securities in its underlying index in approximately the same proportions as the Underlying Index. After these changes are implemented, shareholder approval will not be sought if the Fund changes from diversified to non‑diversified status in the future to the extent necessary to approximate the composition of the Underlying Index.
On the Effective Date, the fourth and fifth paragraphs in the “What are the Fund’s main investment strategies?” section in the Summary Prospectus and Prospectus will be deleted and replaced with the following:
The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. “Replication” is a passive indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase or hold all of, or only, the constituent securities in their respective weightings in the Underlying Index. In these circumstances, the Fund may utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. To the extent the Fund uses a representative sampling strategy, it would hold a significant number of the constituent securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Even when the Fund is utilizing representative sampling, it must invest at least 80% of its Assets in securities included in the Underlying Index. The Fund’s portfolio will be rebalanced quarterly in accordance with the quarterly rebalancing of the Underlying Index.
The Fund is classified as “diversified” under the Investment Company Act of 1940 (1940 Act). However, the Fund may operate as a “non‑diversified” fund, as defined by the 1940 Act, to the approximate extent the Underlying Index is non‑diversified. The Fund may, therefore, operate as non‑diversified solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non‑diversified fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would.
On the Effective Date, the following will be added as a main risk in the “The Fund’s Main Investment Risks” section in the Summary Prospectus and Prospectus:
Diversification Risk. The Fund is classified as “diversified” under the 1940 Act. However, the Fund may operate as a “non‑diversified” fund, as defined by the 1940 Act, to the approximate extent the Underlying Index is non‑diversified. The Fund may, therefore, operate as a non‑diversified fund solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non‑diversified fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results of those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of a fund which invests in more securities. The gains and losses on such holdings may have a greater impact on a non‑diversified Fund’s performance than they would on the performance of a diversified Fund, and a non‑diversified Fund’s NAV may be more volatile.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS,
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan BetaBuilders Emerging Markets Equity ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
J.P. Morgan Exchange-Traded Funds
JPMorgan BetaBuilders Emerging Markets Equity ETF
(the “Fund”)
(a series of J.P. Morgan Exchange-Traded Fund Trust)
Supplement dated June 9, 2026
to the current Summary Prospectus, Prospectus and
Statement of Additional Information, as supplemented
The Fund is currently classified as a “diversified” fund, but effective with the rebalance of the Fund’s index on June 19, 2026 (the “Effective Date”), the Fund is amending its main investment strategy to allow the Fund to invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would to the extent necessary to approximate the composition of the Fund’s underlying index, the Morningstar Emerging Markets Target Market Exposure Index (the “Underlying Index”). As a result, the Fund can operate as a “non‑diversified” fund solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index and expects to do so as of the Effective Date. In addition, in order to be able to make the changes with respect to when the Fund can operate as a “non‑diversified” fund, the Fund will also modify its investment strategy from a representative sampling strategy to a replication strategy whereby the Fund will invest substantially invest in all of the securities in its underlying index in approximately the same proportions as the Underlying Index. After these changes are implemented, shareholder approval will not be sought if the Fund changes from diversified to non‑diversified status in the future to the extent necessary to approximate the composition of the Underlying Index.
On the Effective Date, the fourth and fifth paragraphs in the “What are the Fund’s main investment strategies?” section in the Summary Prospectus and Prospectus will be deleted and replaced with the following:
The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. “Replication” is a passive indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase or hold all of, or only, the constituent securities in their respective weightings in the Underlying Index. In these circumstances, the Fund may utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. To the extent the Fund uses a representative sampling strategy, it would hold a significant number of the constituent securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Even when the Fund is utilizing representative sampling, it must invest at least 80% of its Assets in securities included in the Underlying Index. The Fund’s portfolio will be rebalanced quarterly in accordance with the quarterly rebalancing of the Underlying Index.
The Fund is classified as “diversified” under the Investment Company Act of 1940 (1940 Act). However, the Fund may operate as a “non‑diversified” fund, as defined by the 1940 Act, to the approximate extent the Underlying Index is non‑diversified. The Fund may, therefore, operate as non‑diversified solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non‑diversified fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would.
On the Effective Date, the following will be added as a main risk in the “The Fund’s Main Investment Risks” section in the Summary Prospectus and Prospectus:
Diversification Risk. The Fund is classified as “diversified” under the 1940 Act. However, the Fund may operate as a “non‑diversified” fund, as defined by the 1940 Act, to the approximate extent the Underlying Index is non‑diversified. The Fund may, therefore, operate as a non‑diversified fund solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non‑diversified fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results of those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of a fund which invests in more securities. The gains and losses on such holdings may have a greater impact on a non‑diversified Fund’s performance than they would on the performance of a diversified Fund, and a non‑diversified Fund’s NAV may be more volatile.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS,
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE